Note 2 - Securities (Details) - Securities Held to Maturity with Unrealized Losses (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Securities (Details) - Securities Held to Maturity with Unrealized Losses [Line Items]
Less Than 12 Months - Fair Value	$ 1,171	$ 6,743
Less Than 12 Months - Unrecognized Loss	(9)	(307)
12 Months or More - Fair Value	2,916	1,142
12 Months or More - Unrecognized Loss	(180)	(114)
Fair Value	4,087	7,885
Unrecognized Loss	(189)	(421)
US States and Political Subdivisions Debt Securities [Member]
Note 2 - Securities (Details) - Securities Held to Maturity with Unrealized Losses [Line Items]
Less Than 12 Months - Fair Value	1,171	6,743
Less Than 12 Months - Unrecognized Loss	(9)	(307)
12 Months or More - Fair Value	2,916	1,142
12 Months or More - Unrecognized Loss	(180)	(114)
Fair Value	4,087	7,885
Unrecognized Loss	$ (189)	$ (421)